Share Capital	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Share Capital
Share Capital
On October 3, 2016, the Company commenced a previously announced share buyback program of up to $400 million.  The Company can acquire up to 10% of its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws, and the Company’s constitutional documents through open market share acquisitions.
The buyback program gives a broker authority to acquire the Company’s ordinary shares from time to time on the open market in accordance with agreed terms and limitations. The acquisition of shares pursuant to the buyback program was effected by way of redemption and cancellation of the shares, in accordance with the Constitution of the Company.
During the six months ended June 30, 2018 464,055 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $54.2 million. At June 30, 2018 a total of 3,482,469 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $297.3 million. All ordinary shares that were redeemed under the buyback program were canceled in accordance with the Constitution of the Company and the nominal value of these shares transferred to an other undenominated capital reserve as required under Irish Company Law.